SCHEDULE OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 15,594,575	$ 13,574,896	$ 31,488,933	$ 27,134,602	$ 55,689,793	$ 29,009,640
Retail Grocery [Member]
Total revenue	13,423,417	12,017,527	26,902,220	24,067,595	47,243,163	25,867,061
Food Service Restaurant [Member]
Total revenue	2,170,903	1,555,372	4,585,898	3,062,948	8,440,245	3,126,709
Online E Commerce [Member]
Total revenue	$ 255	$ 1,997	$ 815	$ 4,059	$ 6,385	$ 15,870